Average Annual Total Returns - FidelityNewYorkMunicipalMoneyMarketFund-InstitutionalPRO - FidelityNewYorkMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund - Institutional Class - Return Before Taxes
Apr. 01, 2025
Average Annual Return:
Past 1 year	3.25%
Past 5 years	1.58%
Past 10 years	1.15%